Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations
4.	BUSINESS COMBINATIONS

Acquisition of Great Lakes Power

On October 31, 2016, Hydro One acquired Great Lakes Power, an Ontario regulated electricity transmission business operating along the eastern shore of Lake Superior, north and east of Sault Ste. Marie, Ontario from Brookfield Infrastructure Holdings Inc. The total purchase price for Great Lakes Power was approximately $376 million, including the assumption of approximately $150 million in outstanding indebtedness. The following table summarizes the determination of the final fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Cash and cash equivalents	5
Property, plant and equipment	221
Intangible assets	1
Regulatory assets	50
Goodwill	159
Working capital	(2)
Long-term debt	(186)
Pension and post-employment benefit liabilities, net	(5)
Deferred income taxes	(17)

226

Goodwill of approximately $159 million arising from the Great Lakes Power acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and Great Lakes Power. Great Lakes Power contributed revenues of $6 million and less than $1 million of net income to the Company’s consolidated financial results for the year ended December 31, 2016. All costs related to the acquisition have been expensed through the Consolidated Statements of Operations and Comprehensive Income. Great Lakes Power’s financial information is not material to the Company’s consolidated financial results for the year ended December 31, 2016 and therefore, has not been disclosed on a pro forma basis. On January 16, 2017, the name of Great Lakes Power was changed to Hydro One Sault Ste. Marie LP.

Agreement to Purchase Orillia Power

On August 15, 2016, the Company reached an agreement to acquire Orillia Power Distribution Corporation (Orillia Power), an electricity distribution company located in Simcoe County, Ontario, from the City of Orillia for approximately $41 million, including the assumption of approximately $15 million in outstanding indebtedness and regulatory liabilities, subject to closing adjustments. The acquisition is subject to regulatory approval by the OEB.

Acquisition of Woodstock Hydro

On October 31, 2015, Hydro One acquired Woodstock Hydro Holdings Inc. (Woodstock Hydro), an electricity distribution company located in southwestern Ontario. The total purchase price for Woodstock Hydro was approximately $32 million. The purchase price was finalized and the Company made the final purchase price payment of $3 million in 2016. The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Working capital	4
Property, plant and equipment	27
Intangible assets	1
Deferred income tax assets	2
Goodwill	22
Long-term debt	(17)
Derivative instruments	(3)
Post-retirement and post-employment benefit liability	(1)
Regulatory liabilities	(1)
Other long-term liabilities	(2)

32

Goodwill of approximately $22 million arising from the Woodstock Hydro acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and Woodstock Hydro. All of the goodwill was assigned to Hydro One’s Distribution Business segment. Woodstock Hydro contributed revenues of $12 million and net income of $2 million to the Company’s consolidated financial results for the year ended December 31, 2015. All costs related to the acquisition have been expensed through the Consolidated Statements of Operations and Comprehensive Income. Woodstock Hydro’s financial information is not material to the Company’s consolidated financial results for the year ended December 31, 2015 and therefore, has not been disclosed on a pro forma basis.

Acquisition of Haldimand Hydro

On June 30, 2015, Hydro One acquired Haldimand County Utilities Inc. (Haldimand Hydro), an electricity distribution company located in southwestern Ontario. The total purchase price for Haldimand Hydro was approximately $73 million. The purchase price was finalized in 2016. The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Cash and cash equivalents	3
Working capital	5
Property, plant and equipment	52
Deferred income tax assets	1
Goodwill	33
Long-term debt	(18)
Regulatory liabilities	(3)

73

Goodwill of approximately $33 million arising from the Haldimand Hydro acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and Haldimand Hydro. All of the goodwill was assigned to Hydro One’s Distribution Business segment. Haldimand Hydro contributed revenues of $32 million and net income of $6 million to the Company’s consolidated financial results for the year ended December 31, 2015. All costs related to the acquisition have been expensed through the Consolidated Statements of Operations and Comprehensive Income. Haldimand Hydro’s financial information is not material to the Company’s consolidated financial results for the year ended December 31, 2015 and therefore, has not been disclosed on a pro forma basis.

Hydro One Brampton Spin-off

On August 31, 2015, Hydro One completed the spin-off of its subsidiary, Hydro One Brampton. The spin-off was accounted as a non-monetary, nonreciprocal transfer with the Province, based on its carrying values at August 31, 2015. Transactions that immediately preceded the spin-off as well as the spin-off were as follows:

•	Hydro One subscribed for 357 common shares of Hydro One Brampton for an aggregate subscription price of $53 million; and

•	Hydro One transferred to a company wholly owned by the Province all the issued and outstanding shares of Hydro One Brampton as a dividend-in-kind; and all of the long-term intercompany debt in aggregate principal amount of $193 million plus accrued interest of $3 million owed by Hydro One Brampton to Hydro One as a return of stated capital of $196 million on its common shares.

As a result of the spin-off, goodwill related to Hydro One Brampton of $60 million was eliminated from the Consolidated Balance Sheet.

Other

On November 6, 2015, Hydro One completed the spin-off of its subsidiary, Hydro One Telecom. The spin-off was accounted as a non-monetary, nonreciprocal transfer with Hydro One Limited, based on its carrying values at November 6, 2015. Hydro One transferred to Hydro One Limited all the issued and outstanding shares of Hydro One Telecom totalling $17 million, and all of the intercompany debt receivable held by Hydro One due from Hydro One Telecom and Hydro One Telecom Link Limited totalling $21 million, as a return of stated capital of $38 million on its common shares.

On November 6, 2015, Hydro One completed the spin-off of its subsidiary, Municipal Billing Services Inc. (MBSI). The spin-off was accounted as a non-monetary, nonreciprocal transfer with Hydro One Limited, based on its carrying values at November 6, 2015. Hydro One transferred to Hydro One Limited all the issued and outstanding shares of MBSI and all of the intercompany debt receivable held by Hydro One due from MBSI, as a return of stated capital of $3 million on its common shares.